Long-term and Short-term treasury investments (Tables)	12 Months Ended
Dec. 31, 2025
Long-term and Short-term treasury investments
Schedule of treasury investments

	As of December 31,
	2023	2024	2025
	RMB	RMB	RMB

Long-term treasury investments

Time deposits and other debt investments stated at amortized cost	4,712,589	2,735,696	2,981,744
Other debt investments measured at FVTPL	3,179,829	692,459	702,880
Other debt investments measured at FVOCI	481	2,344	6,763
Total	7,892,899	3,430,499	3,691,387

Short-term treasury investments

Time deposits and other debt investments stated at amortized cost	19,163,582	30,243,777	21,222,847
Other debt investments measured at FVTPL	70,212	7,347,293	6,891,900
Other debt investments measured at FVOCI	8,289	7,425	92,594
Total	19,242,083	37,598,495	28,207,341

Schedule of treasury investments were denominated

	As of December 31,
	2023	2024	2025
	RMB	RMB	RMB

RMB	2,656,517	6,252,636	7,330,556
USD	24,115,488	34,249,206	23,700,695
Others	362,977	527,152	867,477
Total	27,134,982	41,028,994	31,898,728